GLOBAL X FUNDS
(the “Trust”)

Global X FTSE Nordic Region ETF (GXF) (the “Fund”)

SUPPLEMENT DATED OCTOBER 4, 2021
TO THE SUMMARY PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2021, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

1. As of November 1, 2021, all references in the Summary Prospectus to the Fund’s name and ticker symbol, listed in the second column, are hereby replaced with the name and ticker symbol in the third column in the table below:

	Current Disclosure	New Disclosure as of November 1, 2021
Fund Name	Global X FTSE Nordic Region ETF	Global X MSCI Norway ETF
Ticker Symbol	GXF	NORW

2. As of October 28, 2021, the section of the Fund's Summary Prospectus titled "INVESTMENT OBJECTIVE" is hereby deleted in its entirety and replaced with the following:

The Global X FTSE Nordic Region ETF ("Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Norway IMI 25/50 Index ("Underlying Index").

3. As of October 28, 2021, the fee table and expense example in the section of the Fund's Summary Prospectus titled "FEES AND EXPENSES" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.50%
Distribution and Service (12b-1) Fees:	None
Other Expenses:	0.00%
Total Annual Fund Operating Expenses:	0.50%
Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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One Year	Three Years	Five Years	Ten Years
$51	$160	$280	$628

4. As of October 28, 2021, the section of the Fund’s Summary Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” is hereby deleted and replaced in its entirety by the following paragraphs:

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in the securities of the MSCI Norway IMI 25/50 Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to Norway. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to represent the performance of the broad Norway equity universe, as defined by MSCI, Inc. ("MSCI"), the provider of the Underlying Index ("Index Provider"). The broad Norway equity universe includes securities that are classified in Norway according to the MSCI Global Investable Market Index Methodology. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2020, the Underlying Index was not concentrated in any industry.

The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

5. As of October 28, 2021, the risk factors titled "Risks Related to Investing in the Industrials Sector," "Risk of Investing in Denmark," "Risk of Investing in Finland," "Risk of Investing in the Nordic Region," and "Risk of Investing in Sweden" are hereby deleted in their entirety from the section of the Fund’s Summary Prospectus titled “SUMMARY OF PRINCIPAL RISKS”.

6. The following risk factor titled "Mid-Capitalization Companies Risk" is hereby added to the section of the Fund’s Summary Prospectus titled “SUMMARY OF PRINCIPAL RISKS”:

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

7. The following risk factor titled "Small-Capitalization Companies Risk" is hereby added to the section of the Fund’s Summary Prospectus titled “SUMMARY OF PRINCIPAL RISKS”:

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

8. The following risk factor titled "Investable Universe of Companies Risk" is hereby added to the section of the Fund’s Summary Prospectus titled “SUMMARY OF PRINCIPAL RISKS”:

Investable Universe of Companies Risk: The investable universe of companies in which the Fund may invest may be limited. If a company no longer meets the Index Provider’s criteria for inclusion in the Underlying Index, the Fund may need to reduce or eliminate its holdings in that company. The reduction or elimination of the Fund’s holdings in the company may have an adverse impact on the liquidity of the Fund’s overall portfolio holdings and on Fund performance.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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